SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
Revenues from contracts with customers
Sale of goods and services	$ 77,435,995	$ 92,621,078
Royalties	309,297	693,786
Right of use license	2,399,212	2,862,987
Initial recognition and changes in the fair value of biological assets at the point of harvest	160,540	666,175	$ 1,764,863
Total	77,596,535	93,287,253
Cost of sales	(41,296,485)	(55,796,045)
Gross profit per segment	$ 36,300,050	$ 37,491,208
% Gross margin	47.00%	40.00%
Seed and integrated products
Revenues from contracts with customers
Royalties	$ 309,297	$ 693,786
Initial recognition and changes in the fair value of biological assets at the point of harvest	160,540	666,175
Total	12,665,047	19,861,888
Cost of sales	(5,054,226)	(12,802,027)
Gross profit per segment	$ 7,610,821	$ 7,059,861
% Gross margin	60.00%	36.00%
Crop protection
Revenues from contracts with customers
Total	$ 39,871,696	$ 47,739,696
Cost of sales	(22,268,002)	(29,025,677)
Gross profit per segment	$ 17,603,694	$ 18,714,019
% Gross margin	44.00%	39.00%
Crop nutrition
Revenues from contracts with customers
Right of use license	$ 2,399,212	$ 2,862,987
Total	25,059,792	25,685,669
Cost of sales	(13,974,257)	(13,968,341)
Gross profit per segment	$ 11,085,535	$ 11,717,328
% Gross margin	44.00%	46.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services	$ 74,727,486	$ 89,064,305
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services	12,195,210	18,501,927
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services	39,871,696	47,739,696
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services	$ 22,660,580	$ 22,822,682